Securities Act Registration No. 333-184138

Investment Company Act Registration No. 811-22753

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

☐

Pre-Effective Amendment No. __

☑

Post-Effective Amendment No. 4

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

☑

Amendment No. 5

(Check appropriate box or boxes.)

CCA Investments Trust

(Exact Name of Registrant as Specified in Charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (310) 432-0010

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☑ Immediately upon filing pursuant to paragraph (b)

☐ On April 1, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 14th day of April, 2014.

CCA Investments Trust

By: /s/ Donald S. Mendelsohn

Donald S. Mendelsohn, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on April 14, 2014.

Name	Title
Adam Checchi*	Trustee, President and Principal Executive Officer
Wes Gallup*	Treasurer and Principal Financial Officer
Matthew Hart*	Trustee
Brian Cohen*	Trustee
Eric Fleiss*	Trustee

*By: /s/ Donald S. Mendelsohn

Donald S. Mendelsohn, Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase